Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation
Schedule of Income Tax Expense

The components of loss before income taxes are as follows (in thousands):

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Loss before income tax expense
Loss from PRC operations	(22,718)	(42,299)
Loss from non-PRC operations	(3,045)	(1,999)
Total Loss before income tax expense	(25,763)	(44,298)

	For the six months ended June 30,	For the six months ended June 30,
	2025	2026
	RMB	RMB
Current income tax expense
PRC	-	-
Non-PRC	67	21
Total current income tax expense	67	21
Deferred income tax benefit
PRC	(262)	(262)
Non-PRC	-	-
Total deferred income tax benefit	(262)	(262)
Total income tax benefit	(195)	(241)